STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTION

Stock option transactions during the period ended September 30, 2025 were as follows:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)

Outstanding at December 31, 2024	966,072	$102.75	9.0	$-
Options Granted	450,000	4.50
Options Exercised	-	-
Repriced legacy Options (modification)	(700,000)	140.00
Reissued legacy options (repriced)	700,000	4.50	8.5
Options Forfeited or Cancelled	(1,786)	14.70
Options Expired	-	-
Outstanding and Vested or Expected to Vest at September 30, 2025	1,414,286	4.53	8.8	-
Options Exercisable at September 30, 2025	526,429	4.59	8.4	$-

Stock option transactions during the year ended December 31, 2024 were as follows:

	As of December 31, 2024
	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	300,000	$4.32
Granted	801,429	131.14
Exercised	-	-
Forfeited or Cancelled	(135,357)	54.20
Outstanding and Vested or Expected to Vest at End of Year	966,072	102.75
Options Exercisable at Year-End	219,643	4.90

SCHEDULE OF FAIR VALUE OF VALUATION ASSUMPTIONS
	Year ended December 31,
	2024	2023
Expected volatility	99%	101%
Expected dividend yield	—%	—%
Expected term (in years)	5.8-6.1	2.9 - 7.5
Risk-free interest rate	3.4% - 4.6%	4.0% - 4.7%

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Information with respect to stock options outstanding and exercisable at December 31, 2024 is as follows:

	Options Outstanding and Vested or Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2024	Weighted- Average Remaining Contractual Life
$3.50 - $210.00	966,072	9.0	$102.75	219,643	$8.3

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$3.50 - $9.80	300,000	8.3	$4.32